ESTIMATION OF FAIR VALUE - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($) $ / T	Dec. 31, 2018 COP ($)	Dec. 31, 2019	Dec. 31, 2019 $ / T	Dec. 31, 2019 COP ($)
Disclosure Of Estimations of Fair Value [Line Items]
Range of growth rate	1.00%	3.00%
Price of natural rubber	0.47			1,542
Price of african palm per ton | $ / T				690.39
Transfers out of fair values between levels	$ 0	$ 0
Transfers in of fair values between levels	$ 0	$ 0
Weighted average cost of capital, measurement input [member]
Disclosure Of Estimations of Fair Value [Line Items]
Significant unobservable input, assets		0.0909	0.0864
Service concession arrangements
Disclosure Of Estimations of Fair Value [Line Items]
Financial assets at fair value through profit or loss		$ 2,488,414			$ 2,706,030
Global Markets database
Disclosure Of Estimations of Fair Value [Line Items]
Cost of equity	11.98%	16.75%
Cost of Debt	6.64%	6.29%
Weighted average cost of capital	10.79%	10.74%
Agriculture
Disclosure Of Estimations of Fair Value [Line Items]
Cost of equity	9.77%	16.75%
Cost of Debt	6.64%	6.29%
Weighted average cost of capital	10.79%	10.74%